STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)		12 Months Ended
	Sep. 15, 2020	Dec. 31, 2023	Dec. 31, 2022
Fair value of shares issued			$ 197,774
Common stock issued upon conversion of convertible promissory notes and accrued interest		61,533
Number of shares issued for services		7,354,312	22,595,956
Stock-based compensation		$ 635	$ 1,163,961
Warrant [Member]
Intrinsic value of warrants outstanding		0
Convertible Promissory Notes [Member]
Common stock issued upon conversion of convertible promissory notes and accrued interest			58,800,000
Value of convertible promissory notes and accrued interest converted			$ 588,000
Mycotopia Therapies Inc [Member]
Fair value of shares issued		$ 0	141,106
Common stock issued upon conversion of convertible promissory notes and accrued interest		43,750
Value of convertible promissory notes and accrued interest converted		$ 43,750
Stock-based compensation		635	1,163,961
Value of equity issued for services rendered		635	1,022,855
Strategic Alliance Agreement [Member]
Number of shares issued	1,050,000
Strategic Alliance Agreement [Member] | Psychedelitech Inc [Member]
Equity percentage	10.00%
Strategic Alliance Agreement [Member] | Psychedelitech Inc [Member]
Number of shares issued	1,050,000
Fair value of shares issued	$ 26,250
Investment owned at cost		$ 0	$ 0